SUBSIDIARY PUBLIC ISSUERS - Summary of Consolidated Income Statement Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Revenues	$ 5,876	$ 5,038	$ 4,711
Net income (loss)	(9)	616	138
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	(218)	(50)	(122)
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	0	0	0
Canadian Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	0	3	2
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	(1,919)	(724)	(1,322)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	5,876	5,038	4,711
Net income (loss)	1,052	1,686	772
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	$ 1,076	$ (299)	$ 808